CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	146,059,542	146,059,542	127,452,461
Common Stock, Shares, Outstanding	146,059,542	146,059,542	127,452,461